Guarantees (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Type of Guarantee
Maximum amount of undiscounted future payments	$ 52,000,000,000	$ 68,000,000,000
Amount of related liability	194,000,000	213,000,000
Card and Travel Operations [Member]
Type of Guarantee
Maximum amount of undiscounted future payments	51,000,000,000	67,000,000,000
Amount of related liability	96,000,000	114,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum amount of undiscounted future payments	1,000,000,000	1,000,000,000
Amount of related liability	$ 98,000,000	$ 99,000,000